STATUTORY RESERVES AND RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2025
Statutory Reserves And Restricted Net Assets [Abstract]
STATUTORY RESERVES AND RESTRICTED NET ASSETS
22.
STATUTORY RESERVES AND RESTRICTED NET ASSETS

In accordance with the PRC laws and regulations, the Group’s subsidiaries located in the PRC, are required to provide for certain statutory reserves. These statutory reserve funds include one or more of the following: (i) a general reserve, (ii) an enterprise expansion fund or discretionary reserve fund, and (iii) a staff bonus and welfare fund. Subject to certain cumulative limits, the general reserve fund requires a minimum annual appropriation of 10% of after‑tax profit at each year‑end (as determined under accounting principles generally accepted in China); the other fund appropriations are at the subsidiaries’ or the affiliated PRC entities’ discretion. These statutory reserve funds can only be used for specific purposes of enterprise expansion, staff bonus and welfare, and are not distributable as cash dividends except in the event of liquidation of Group’s subsidiaries, affiliated PRC entities and their respective subsidiaries. The Group’s subsidiaries are required to allocate at least 10% of their after‑tax profits to the general reserve until such reserve has reached 50% of their respective registered capital.

For the year ended December 31, 2024 and 2025, Hangzhou U-Tiger made appropriation to these statutory reserve funds of US$751 and US$3,909 respectively due to the profit position, which did not reach the maximum required amount of 50% of its registered capital.

For the years ended December 31, 2024 and 2025, Beijing Yixin made appropriation to these statutory reserve funds of US$3,895,554 and US$3,135,966 respectively due to the profit position, which did not reach the maximum required amount of 50% of its registered capital.

For the years ended December 31, 2024 and 2025, Guangzhou U-Tiger made appropriation to these statutory reserve funds of US$18,119 and US$21,711 respectively due to the profit position, which did not reach the maximum required amount of 50% of its registered capital.

Appropriations to the enterprise expansion reserve and the staff welfare and bonus reserve are to be made at the discretion of the Board of Directors of each of the Group’s subsidiaries.

As a result of these PRC laws and regulations and the requirement that distributions by the PRC entities can only be paid out of distributable profits computed in accordance with the PRC GAAP, the PRC entities are restricted from transferring a portion of their net assets to the Group. Amounts restricted include paid‑in capital and the statutory reserves of the Group’s PRC subsidiaries.

The aggregate amounts of capital and statutory reserves restricted which represented the amount of net assets of the relevant subsidiaries in the Group not available for distribution were US$87,801,080 and US$90,962,666 as of December 31, 2024 and 2025, respectively.